Derivative Instruments (Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	$ 651,438,869	$ 1,298,466,252	$ 1,697,309,461
Long [Member] | Futures Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	594,608,329	1,069,608,758	1,302,268,695
Long [Member] | Energies [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	1,449,651	58,506,140	71,637,547
Long [Member] | Grains [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	4,514,320	18,708,435	25,104,204
Long [Member] | Interest Rates [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	443,862,760	684,099,838	763,634,747
Long [Member] | Livestock [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	312,778	6,012,536	3,945,350
Long [Member] | Metals [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	2,425,751	32,405,876	34,532,110
Long [Member] | Softs [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	2,068,245	5,798,787	9,004,985
Long [Member] | Stock Indices [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	139,974,824	264,077,146	394,409,752
Long [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	56,830,540	228,857,494	395,040,766
Short [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	189,839,013	179,306,621	381,186,027
Short [Member] | Futures Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	91,966,523	113,364,695	242,199,672
Short [Member] | Energies [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	19,980,201	36,503,884	48,300,516
Short [Member] | Grains [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	9,729,741	17,339,007	28,410,091
Short [Member] | Interest Rates [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	19,265,790	29,797,825	98,936,097
Short [Member] | Livestock [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	1,891,970	2,708,046	7,746,144
Short [Member] | Metals [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	25,691,322	13,151,885	36,657,310
Short [Member] | Softs [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	4,421,026	7,150,901	17,986,347
Short [Member] | Stock Indices [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	10,986,473	6,713,147	4,163,167
Short [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	$ 97,872,490	$ 65,941,926	$ 138,986,355